Finance income and finance costs	12 Months Ended
Nov. 30, 2022
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Finance income and finance costs
5.	Finance income and finance costs

	Note	2022	2021

Gain on repurchase of convertible unsecured senior notes	19	$357	$-
Interest income		316	195

Finance income		673	195
Accretion expense and amortization of deferred financing costs	17, 18, 19, 20	(2,140)	(2,358)
Interest on convertible unsecured senior notes and on long-term loan		(4,357)	(3,306)
Bank charges		(35)	(31)
Net foreign currency loss		(1,027)	(926)

Finance costs		(7,559)	(6,621)

Net finance cost recognized in net profit or loss		$(6,886)	$(6,426)